Deferred Revenue	12 Months Ended
Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
14.	Deferred Revenue

Current deferred revenue included $3,950 of advances from customers (December 31, 2016 - $2,766) and $95 and $28 from Chinese government for stockpiling of H5N1 and hepatitis A vaccines, respectively (December 31, 2016 - nil).

Long-term deferred revenue included $nil received from the Chinese government for stockpiling of H5N1 vaccines (December 31, 2016 - $89).